Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 5,384	$ 5,163	$ 5,567	$ 5,199
Receivables	19,581	22,526
Inventories, net	5,690	7,008
Property, plant and equipment, net	6,481	6,865
Equipment on operating leases	1,835	1,518
Investments in unconsolidated subsidiaries and affiliates	527	605
Goodwill and intangibles	3,257	3,334
Other	3,991	4,894
TOTAL ASSETS	46,746	51,913
Liabilities and Equity:
Debt	26,388	29,594
Trade payables	5,342	5,982
Other liabilities	10,173	11,376
Total Equity	4,843	4,961	4,955	4,825
TOTAL EQUITY AND LIABILITIES	46,746	51,913
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	3	7	5	109
Deposits in subsidiaries’ cash management pools	116	230
Receivables	584	658
Inventories, net	138	233
Property, plant and equipment, net	80	75
Investments in unconsolidated subsidiaries and affiliates	250	245
Investments in consolidated subsidiaries	9,166	10,877
Goodwill and intangibles	12	50
Other	176	258
TOTAL ASSETS	10,525	12,633
Liabilities and Equity:
Debt	5,045	5,622
Trade payables	221	307
Other liabilities	457	1,782
Total Equity	4,802	4,922
TOTAL EQUITY AND LIABILITIES	10,525	12,633
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents				200
Receivables	986	1,034
Investments in consolidated subsidiaries	7,191	6,965
Other	108	(55)
TOTAL ASSETS	8,285	7,944
Liabilities and Equity:
Debt	5,194	5,011
Trade payables	112	18
Other liabilities	(82)	(69)
Total Equity	3,061	2,984
TOTAL EQUITY AND LIABILITIES	8,285	7,944
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	144	39	38	28
Deposits in subsidiaries’ cash management pools	4,753	4,135
Receivables	4,970	5,479
Inventories, net	1,364	1,711
Property, plant and equipment, net	1,108	1,186
Investments in unconsolidated subsidiaries and affiliates		1
Investments in consolidated subsidiaries	1,607	2,110
Goodwill and intangibles	2,786	2,824
Other	1,292	696
TOTAL ASSETS	18,024	18,181
Liabilities and Equity:
Debt	3,302	3,275
Trade payables	2,083	2,257
Other liabilities	3,365	3,272
Total Equity	9,274	9,377
TOTAL EQUITY AND LIABILITIES	18,024	18,181
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	5,237	5,117	$ 5,524	$ 4,862
Receivables	27,401	33,393
Inventories, net	4,188	5,064
Property, plant and equipment, net	5,293	5,604
Equipment on operating leases	1,835	1,518
Investments in unconsolidated subsidiaries and affiliates	277	359
Investments in consolidated subsidiaries	794	1,530
Goodwill and intangibles	459	460
Other	2,619	5,164
TOTAL ASSETS	48,103	58,209
Liabilities and Equity:
Debt	30,067	34,947
Trade payables	4,954	6,145
Other liabilities	6,618	7,957
Total Equity	6,464	9,160
TOTAL EQUITY AND LIABILITIES	48,103	58,209
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(4,869)	(4,365)
Receivables	(14,360)	(18,038)
Investments in consolidated subsidiaries	(18,758)	(21,482)
Other	(204)	(1,169)
TOTAL ASSETS	(38,191)	(45,054)
Liabilities and Equity:
Debt	(17,220)	(19,261)
Trade payables	(2,028)	(2,745)
Other liabilities	(185)	(1,566)
Total Equity	(18,758)	(21,482)
TOTAL EQUITY AND LIABILITIES	$ (38,191)	$ (45,054)